PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Terronera	Guanaceví	Bolañitos	El Compas	Pitarrilla	Total
Balance at December 31, 2021	$-	$3,997	$3,237	$163	$-	$7,397

Acquisitions	-	-	-	-	44	44
Accretion	-	268	211	-	-	479
Disposals	-	-	-	(163)	-	(163)
Effects of movements in exchange rates	-	95	93	-	-	188
Change in estimates during the year	251	(257)	(338)	-	-	(344)
Balance at December 31, 2022	$251	$4,103	$3,203	$-	$44	$7,601

Accretion	-	313	263	-	-	576
Effects of movements in exchange rates	37	653	510	-	10	1,210
Change in estimates during the year	1,014	(865)	(791)	-	-	(642)
Balance at December 31, 2023	$1,302	$4,204	$3,185	$-	$54	$8,745